Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	£ 124,078	£ 127,731
Current assets	13,612	13,274
Non-current liabilities	(59,257)	(58,022)
Current liabilities	(15,478)	(18,823)
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	3,399	4,124
Current assets	3,513	3,234
Non-current liabilities	(194)	(237)
Current liabilities	(858)	(1,031)
Net assets (liabilities)	5,860	6,090
Investments in associates and joint ventures	1,724	1,794
Associates and Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates and joint ventures	£ 1,724	£ 1,794